Share-based payments - Disclosure of Weighted Average Assumptions Used in the Calculation of Fair Value of Stock Options (Details)	12 Months Ended
	Sep. 30, 2019 CAD ($) year	Sep. 30, 2018 CAD ($) year
Share-Based Payment Arrangements [Abstract]
Grant date fair value (in CAD per share)	$ 16.24	$ 16.45
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	19.79%	19.80%
Risk-free interest rate (%)	2.26%	2.21%
Expected life (years) | year	4.00	4.00
Exercise price (in CAD per share)	$ 82.59	$ 83.94
Share price (in CAD per share)	$ 82.59	$ 83.94